Pledged Assets and Collateral (Details) (USD $) In Billions	Jun. 30, 2011	Dec. 31, 2010
Pledged Assets and Collateral (Numeric) [Abstract]
Financial instruments pledged by the Firm that may not be sold or repledged by the secured parties	$ 281.4	$ 288.7
Assets accepted by the Firm as collateral that it could sell or repledge, deliver or otherwise use at fair value	705.2	655.0
Assets accepted by the Firm as collateral that the Firm has sold or repledged	$ 509.3	$ 521.3